SUBSEQUENT EVENTS (Details Narrative) - USD ($)											3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 11, 2017	Jul. 05, 2017	Jun. 22, 2017	Apr. 17, 2017	Jan. 31, 2017	Dec. 20, 2016	Dec. 14, 2016	Aug. 16, 2016	Aug. 07, 2016	Jun. 02, 2015	Dec. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Sep. 30, 2015	Feb. 13, 2017
Issuance of shares for services (in shares)								3,077	1,100
Fair value of shares issued for services					$ 41,000	$ 50,000		$ 24,000	$ 11,000		$ 136,000	$ 132,000	$ 583,000	$ 745,000	$ 1,574,000
Issuance of common stock (in shares)			1,440,000				58,909			107,160
Amemded and Restated Non-Employee Directors Compensation Plan [Member]
Share based compensation (in shares)				7,840
Fair value of shares issued as share based compensation				$ 50,000
Subsequent Event [Member] | Loans Agreement [Member]
Debt amount																$ 200,000
Interest rate																10.00%
Subsequent Event [Member] | Amemded and Restated Non-Employee Directors Compensation Plan [Member]
Share based compensation (in shares)		18,250
Fair value of shares issued as share based compensation		$ 50,000
Subsequent Event [Member] | Executive Vice President [Member]
Share based compensation (in shares)	6,359
Fair value of shares issued as share based compensation	$ 17,000
Subsequent Event [Member] | Chief Financial Officer [Member]
Issuance of shares for services (in shares)		6,539
Fair value of shares issued for services		$ 21,000
Subsequent Event [Member] | Chief Financial Officer [Member] | ISRAEL
Issuance of common stock (in shares)					3,109
Subsequent Event [Member] | Chief Financial Officer [Member] | UNITED STATES
Issuance of common stock (in shares)					2,692